DISCONTINUED OPERATIONS - Carrying Values and Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying Value, Cash and cash equivalents	$ 202,402	$ 264,524	$ 235,801	$ 347,749
Carrying Value, U.S. dollar denominated floating rate debt	$ 992,631	$ 806,456